Taxation - Schedule of Income Tax Expenses (Benefit) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Expenses (Benefit) [Abstract]
Current			¥ 21
Deferred
Total			¥ 21